July 26, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Steben Select Multi-Strategy Master Fund (the “Fund”) (File No. 811-22872)

Ladies and Gentlemen:

We are filing today via EDGAR the Fund’s initial registration statement on Form N-2 pursuant to the Investment Company Act of 1940, as amended, (the “1940 Act”) on behalf of Steben Select Multi-Strategy Fund, a Delaware statutory trust.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (240) 631-7602.

Very truly yours,

/s/ Francine J. Rosenberger
Francine J. Rosenberger Enclosures